Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to the Annual Report on Form 20-F of Cordyceps Sunshine Biotech Holdings Co., Ltd. for the year ended December 31, 2023 filed with the Securities and Exchange Commission on July 5, 2024 (the “Form 20-F”), is to (i) provide additional disclosure regarding the Division of Corporation Finance’s Sample Letter to China-Based Companies issued by the Staff in December 2021 and the Sample Letter to Companies Regarding China-Specific Disclosures issued by the Staff in July 2023, and (ii) clarify and correct a few operation results for the years ended December 31, 2023, 2022 and 2021.Except for the description above, no other changes have been made to the Form 20-F. This Amendment No. 1 to the Form 20-F speaks as of the original filing date of the Form 20-F, does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way disclosures made in the original Form 20-F.
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Cordyceps Sunshine Biotech Holdings Co., Ltd.
Entity Central Index Key	0001885680
Entity File Number	333-269315
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	6th Fl., No. 15, Lane 548
Entity Address, Address Line Two	Ruiguang Road
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	111,120,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Szu Hao Huang
Contact Personnel Email Address	dalan@cordyceps-sunshine.com
Entity Address, Address Line One	6th Fl., No. 15, Lane 548
Entity Address, Address Line Two	Ruiguang Road,
Entity Address, City or Town	Taipei City,
Entity Address, Country	TW
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+886
Local Phone Number	2-27489091